Intangible assets - Narrative (Details) - Other Acquisitions	12 Months Ended
	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2023
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated discount rate based on WACC			0.14
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated discount rate based on WACC			0.16
Forecast
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated GDP growth rate	0.0189	0.0189
Estimated inflation rates	0.0351	0.0351